Business Acquisition (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
March 31, 2017	Fair Value	Fair Value
	RMB	USD
Cash	144,953	21,000
Intangible—non-compete agreement	9,663,553	1,400,000
Intangible—technology know-how	12,424,568	1,800,000
Goodwill	33,554,007	4,862,900
Net assets acquired	55,787,081	8,083,900